NON-CONTROLLING INTEREST	9 Months Ended
Sep. 30, 2024
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST

NOTE 7 – NON-CONTROLLING INTEREST

As a result of the series A preferred stock offering discussed in Note 5, Capital Structure, the Company has consolidated the two newly formed subsidiaries, SNAP Biosciences, Inc. and GEAR Therapeutics, Inc., because we have a controlling interest in both. Therefore, the entities’ financial statements are consolidated in our unaudited condensed consolidated financial statements and the entities’ other equity is recorded as a non- controlling interest. As part of the initial closings, the Series A Investors received in the aggregate a 8.74% non-voting equity ownership in both of the newly formed subsidiaries. The Company contributed the co-development options to GEAR Therapeutics Inc. and recorded $157,684 of non-controlling interest at September 30, 2024. The remainder was recorded as additional paid in capital. No assets have been contributed to SNAP Biosciences Inc. as of September 30, 2024.